Earnings Per Share (EPS) - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended			6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Jul. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024
Net loss attributable to common stockholders				$ 3,606							$ (27,969)
Net loss attributable to common stockholders	$ (8,235)	$ (10,761)		$ 351						$ (21,278)	$ (27,969)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares)				14,057,636							759,489
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - diluted (in shares)	987,810	760,572		16,057,636				779,908	758,942	815,854	759,489
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ (8.34)		$ 0.18			$ (14.15)				$ (26.08)	$ (36.83)
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (8.34)	$ (14.15)	0.02	$ 0.02		$ (14.15)		$ (16.72)	$ (22.67)	$ (26.08)	(36.83)
Common Stock [Member]
Net loss attributable to common stockholders				$ 2,522
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares)				14,057,636
Net loss per share attributable to common stockholders - basic (in dollars per share)				$ 0.18
Convertible preferred stock
Net loss attributable to common stockholders				$ 878
Issuable shares				4,896,978
Net loss per share attributable to common stockholders - basic (in dollars per share)				$ 0.18
Earn Out Shares [Member]
Net loss attributable to common stockholders				$ 206
Issuable shares				1,147,500
Net loss per share attributable to common stockholders - basic (in dollars per share)				$ 0.18
PIPE Pre-funded Warrants [Member]
Exercise price			$ 0.01	$ 0.01										$ 0.01
Adagio Medical Inc
Net loss attributable to common stockholders	$ (8,235)	$ (10,761)						$ (13,043)	$ (17,208)	$ (21,278)		$ (36,590)	$ (23,673)
Net loss attributable to common stockholders								$ (13,043)	$ (17,208)			$ (36,590)	$ (23,673)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares)	987,810	760,572						779,908	758,942	815,854		759,814	751,568
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - diluted (in shares)								779,908	758,942			759,814	751,568
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ (8.34)	$ (14.15)			$ (9.37)		$ (11.82)	$ (16.72)	$ (22.67)	$ (26.08)	(36.83)	$ (48.16)	$ (31.5)
Net loss per share attributable to common stockholders - diluted (in dollars per share)					$ (9.37)		$ (11.82)	$ (16.72)	$ (22.67)		$ (36.83)	(48.16)	$ (31.5)
Exercise price												$ 7.97